SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Manager and the Corporation have granted share-based compensation awards to certain employees and directors of the Manager, under a number of compensation plans (the “Equity Plans”). The Equity Plans provide for the granting of share options, restricted shares, escrowed shares and deferred share and restricted share units which contain certain service or performance requirements of the Manager or the Corporation.
For the year ended December 31, 2023, the Manager granted 7.9 million stock options at a weighted average exercise price of $35.13. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5 year term, 28.5% volatility, a weighted average expected dividend yield of 4.6% annually, a risk-free rate of 3.9% and a liquidity discount of 25%, with a fair value of $5.26 per unit. The total fair value of the options granted was $41.3 million.
For the year ended December 31, 2023 the Manager granted 4.8 million escrowed shares at a weighted average exercise price of $35.13. The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5 year term, 28.5% volatility, a weighted average expected dividend yield of 4.6% annually, a risk-free rate of 3.9% and a liquidity discount of 25%, with a fair value of $5.26 per unit. The total fair value of the escrowed shares granted was $25.2 million.
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	2023	2022
Expense arising from equity classified share-based payment transactions	$37	$5
Expense (recovery) arising from liability classified share-based payment transactions	156	(45)
	$193	$(40)
Management Share Option Plan
The Manager recognizes any awards associated with the existing Equity Plans for its employees irrespective of whether the awards were granted by the Corporation or the Manager. Options issued under the Management Share Option Plan (“MSOP”) of both the Corporation and the Manager vest over a period of up to five years, expire ten years after the grant date and are settled through issuance of Class A shares of the Corporation or the Manager. The exercise price is equal to the market price at the grant date.
For the year ended December 31, 2023 and period ended December 31, 2022, the total expense incurred by the Manager with respect to MSOP totaled $10 million and $1 million, respectively.
The change in the number of options during the year ended December 31, 2023 was as follows:

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at January 1, 2023	3,639	$22.45	14,553	$25.38
Transferred	778	18.54	3,111	20.95
Granted	2,104	35.13	—	—
Exercised	(710)	14.31	(2,535)	16.12
Cancelled	(53)	35.02	(41)	38.89
Outstanding as at December 31, 2023	5,758	$26.57	15,088	$24.48
1 - Represents the continuity of the Manager options relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation. The 5.8 million remaining shares, not included in the table above, are Manager options related to employees of the Asset Management Company.
2 - Represents the continuity of the Corporation's options relating to only those employees of the Manager based on the Corporation's weighted average exercise price which differs from that of the Manager.

The weighted-average grant date fair value of the Manager MSOP granted for the year ended December 31, 2023 and the period ended December 31, 2022 was $5.26 and $3.50, respectively, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2023	2022
Weighted-average share price	US$	$35.13	$22.39
Average term to exercise	Years	7.5	7.4
Share price volatility[1]	%	28.5	22.2
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	4.6	1.8
Risk-free rate	%	3.9	2.1
1 - Share price volatility was determined based on historical share prices of a similar or comparable entity for the prior period to the average term to exercise.
The weighted-average grant date fair value of the Corporation MSOP granted for the year ended December 31, 2022 was $8.82, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2022
Weighted-average share price	US$	$46.62
Average term to exercise	Years	7.5
Share price volatility[1]	%	24.8
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.4
Risk-free rate	%	1.9
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation's historical share price of a similar or comparable entity for the prior period to the average term to exercise.

Escrowed Stock Plan
The Escrowed Stock ("ES") shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the Corporation or the Manager based on the market value of the respective Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the Manager.
For the year ended December 31, 2023 and period ended December 31, 2022, the total expense incurred with respect to the ES Plan totaled $20 million and $3 million, respectively.

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at January 1, 2023	5,452	$29.64	16,324	$34.84
Transferred	335	29.64	1,334	34.85
Granted	3,251	35.13	—	—
Outstanding as at December 31, 2023	9,038	$31.62	17,658	$34.84
1 - Represents the continuity of the Manager ES relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation ES relating to only those employees of the Manager. Based on the Corporation's weighted average exercise price which differs from that of the Manager.
The weighted-average grant date fair value of the Manager escrowed shares granted for the year ended December 31, 2023 and the period ended December 31, 2022 was $5.26 and $3.83, respectively, and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2023	2022
Weighted-average share price	US$	$35.13	$29.64
Average term to exercise	Years	7.5	6.9
Share price volatility[1]	%	28.5	28.9
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	4.6	5.3
Risk-free rate	%	3.9	3.7
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation's historical share price of a similar or comparable entity for the prior period to the average term to exercise.

The weighted-average grant date fair value of the Corporation escrowed shares granted for the period ended December 31, 2022 was $7.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit	2022
Weighted-average share price	US$	$34.84
Average term to exercise	Years	7.10
Share price volatility[1]	%	27.00
Liquidity discount	%	25.00
Weighted-average annual dividend yield	%	1.00
Risk-free rate	%	4.00
1 - Share price volatility was determined based on historical share prices of a similar or comparable entity for the prior period to the average term to exercise.
Restricted Stock Plan
The Restricted Stock Plan awards executives with Class A shares of the Corporation and the Manager purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
Compensation expense recognized for the year ended December 31, 2023 and period ended December 31, 2022 was $7 million and $1 million, respectively.
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit ("DSU") Plan and Restricted Share Unit ("RSU") Plan provides for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on Class A shares of the Corporation and the Manager based on the market value of the Class A shares of the Manager at the time of the dividend. Participants may convert vested DSUs and RSUs into cash upon retirement or cessation of employment.
The value of these DSUs, when converted to cash, will be equivalent to the market value of the Class A shares of the Corporation and the Manager at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of Class A shares of the Corporation or the Manager at the time the conversion takes place and the market price on the date the RSUs are granted. The fair value of the vested DSUs and RSUs as at December 31, 2023 was $531 million (2022 – $369 million).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. As these awards are liability classified, the amount payable in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For awards issued as part of the Arrangement, the mark-to-market movement in the awards is recoverable from the Asset Management Company. For the year ended December 31, 2023 and period ended December 31, 2022, employee compensation expense (recovery) totaled $156 million and $(45) million, respectively due to a change in the underlying share price.
The change in the number of the Corporation DSUs and RSUs outstanding to employees of the Manager for the year ended December 31, 2023 was as follows:

	DSUs		RSUs
	Number of Units Tracking to BAM Ltd. share price (000's)	Number of Units Tracking to BN share price (000's)	Number of Units Tracking to BN share price (000's)	Weighted-Average Exercise Price (CAD)
Outstanding as at January 1, 2023	1,207	6,067	5,488	$6.11
Transferred	190	747	—	—
Granted and reinvested	115	56	—	—
Exercised and cancelled	(9)	(36)	—	—
Outstanding as at December 31, 2023	1,503	6,834	5,488	$6.11